Intangible Assets - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Gross carrying cost	$ 320,795		$ 320,795	$ 320,795
Accumulated amortization	171,517		159,976	136,892
Weighted average amortisation period			8 years 7 months 6 days
Aggregate amortization expense Dec 31, 2012	23,084		23,084
Aggregate amortization expense Dec 31, 2013	23,084		23,084
Aggregate amortization expense Dec 31, 2014	23,084		23,084
Aggregate amortization expense Dec 31, 2015	23,084		23,084
Amortisation expense	$ 11,542	$ 11,542	$ 23,084	$ 26,331